Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Condensed Consolidated Statement Of Earnings, Adjusted For Reclassification Of Certain Shared Service Expenses
n order to conform prior period classifications with the new alignment, the historical consolidated financial statements have been recast with the following adjustments to previously reported amounts (in millions):

	Year Ended October 2, 2011
	As Filed	Reclass	As Adjusted
Total net revenues	$11,700.4	$—	$11,700.4
Cost of sales including occupancy costs	4,949.3	(33.8)	4,915.5
Store operating expenses	3,665.1	(70.2)	3,594.9
Other operating expenses	402.0	(9.2)	392.8
Depreciation and amortization expenses	523.3	—	523.3
General and administrative expenses	636.1	113.2	749.3
Total operating expenses	10,175.8	—	10,175.8
Gain on sale of properties	30.2	—	30.2
Income from equity investees	173.7	—	173.7
Operating income	$1,728.5	$—	$1,728.5

	Year Ended October 3, 2010
	As Filed	Reclass	As Adjusted
Total net revenues	$10,707.4	$—	$10,707.4
Cost of sales including occupancy costs	4,458.6	(42.1)	4,416.5
Store operating expenses	3,551.4	(79.5)	3,471.9
Other operating expenses	293.2	(13.5)	279.7
Depreciation and amortization expenses	510.4	—	510.4
General and administrative expenses	569.5	135.1	704.6
Restructuring charges	53.0	—	53.0
Total operating expenses	9,436.1	—	9,436.1
Income from equity investees	148.1	—	148.1
Operating income	$1,419.4	$—	$1,419.4